Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes

(Loss) before income taxes consists of the following:

	Years Ended December 31,
	2015	2014
Domestic	$(7,563,300)	$(1,235,446)
Foreign	(6,291,475)	(8,614,536)

Loss before income taxes	$(13,854,775)	$(9,849,982)

Schedule of Components of Provision (Benefit) for Income Taxes

The components of the provision (benefit) for income taxes are as follows:

	Years Ended December 31,
	2015	2014
Current:
Federal	$—	$—
State	—	—
Foreign	203,866	(18)

Total current	203,866	(18)
Deferred:
Federal	—	—
State	—	—
Foreign	—	—

Total deferred	—	—

Provision (benefit) for income taxes	$203,866	$(18)

Summary of Reconciliation of U.S. Statutory Rate to Company's Effective Tax Rate

The reconciliation of the federal statutory rate to Pieris’s effective tax rate is as follows:

	2015	2014
Federal income tax rate	34.0%	34.0%
Foreign rate differential	(2.1)%	(4.3)%
State tax, net of federal benefit	3.1	—
Permanent Items: Non-deductible expenses	(1.7)	(4.5)
Deferred adjustments	2.9	—
Loss of German NOL’s	(66.0)	(74.2)
Withholding tax	(1.5)	—
Other	—	0.1

Change in valuation allowance	29.8	48.9

Effective income tax rate	(1.5)%	0.0%

Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities related to net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income taxes purposes were as follows:

	Years Ended December 31,
	2015	2014
Deferred tax assets:
Share based awards compensation	$692,906	$—
Accrued expenses	4,201	—
Book accumulated depreciation net of tax	12,276	—
Net operating loss carryforwards	4,147,012	9,951,666
Bank loan	—	12,653
Accrued compensation	129,624	—
Other	10,149	1,129

Total deferred tax assets	4,996,168	9,965,448
Less: valuation allowance:	(4,996,168)	(9,916,553)

Net deferred tax asset	$—	$48,895
Deferred tax liabilities:
Accrued expenses	$—	$(8,811)
Prepaid expenses	—	(9,438)
Depreciation	—	(30,646)

Total deferred tax liabilities	—	(48,895)

Net deferred taxes	$—	$—